Eaton Vance
Large-Cap Value Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Aerospace & Defense — 3.7%
Hexcel Corp.	315,234	$ 21,514,720
Huntington Ingalls Industries, Inc.	170,045	35,202,716
		$ 56,717,436
Banks — 4.4%
M&T Bank Corp.	175,524	$ 20,987,405
Wells Fargo & Co.	1,206,017	45,080,915
		$ 66,068,320
Beverages — 2.7%
Constellation Brands, Inc., Class A	179,445	$ 40,534,831
		$ 40,534,831
Biotechnology — 1.8%
AbbVie, Inc.	53,061	$ 8,456,332
Neurocrine Biosciences, Inc.(1)	182,200	18,442,284
		$ 26,898,616
Building Products — 2.0%
Johnson Controls International PLC	500,090	$ 30,115,420
		$ 30,115,420
Capital Markets — 4.0%
Charles Schwab Corp. (The)	759,530	$ 39,784,181
Stifel Financial Corp.	355,309	20,995,209
		$ 60,779,390
Chemicals — 3.7%
FMC Corp.	126,405	$ 15,437,843
Linde PLC	87,772	31,197,680
Sherwin-Williams Co. (The)	44,785	10,066,324
		$ 56,701,847
Commercial Services & Supplies — 1.2%
Copart, Inc.(1)	246,232	$ 18,519,109
		$ 18,519,109
Communications Equipment — 1.9%
Cisco Systems, Inc.	535,683	$ 28,002,829
		$ 28,002,829
Security	Shares	Value
Consumer Staples Distribution & Retail — 3.2%
BJ's Wholesale Club Holdings, Inc.(1)	267,009	$ 20,311,375
Dollar Tree, Inc.(1)	196,778	28,247,482
		$ 48,558,857
Containers & Packaging — 0.7%
Ball Corp.	196,036	$ 10,803,544
		$ 10,803,544
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	825,898	$ 32,119,173
		$ 32,119,173
Electric Utilities — 3.4%
Edison International	137,707	$ 9,720,737
NextEra Energy, Inc.	548,873	42,307,131
		$ 52,027,868
Electrical Equipment — 1.0%
Eaton Corp. PLC	85,237	$ 14,604,508
		$ 14,604,508
Energy Equipment & Services — 1.4%
Halliburton Co.	686,243	$ 21,712,728
		$ 21,712,728
Entertainment — 2.8%
Walt Disney Co. (The)(1)	428,631	$ 42,918,822
		$ 42,918,822
Financial Services — 1.5%
Fiserv, Inc.(1)	205,794	$ 23,260,896
		$ 23,260,896
Food Products — 2.7%
Hershey Co. (The)	160,236	$ 40,765,641
		$ 40,765,641
Health Care Equipment & Supplies — 5.3%
Boston Scientific Corp.(1)	556,442	$ 27,838,793
Teleflex, Inc.	84,206	21,330,222
Zimmer Biomet Holdings, Inc.	244,186	31,548,831
		$ 80,717,846

Eaton Vance
Large-Cap Value Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.6%
Humana, Inc.	19,318	$ 9,378,116
		$ 9,378,116
Hotels, Restaurants & Leisure — 1.2%
Papa John's International, Inc.(2)	251,799	$ 18,867,299
		$ 18,867,299
Industrial REITs — 2.3%
EastGroup Properties, Inc.	102,390	$ 16,927,115
First Industrial Realty Trust, Inc.	349,155	18,575,046
		$ 35,502,161
Insurance — 6.1%
American International Group, Inc.	771,194	$ 38,837,330
Arch Capital Group, Ltd.(1)	226,519	15,373,844
Reinsurance Group of America, Inc.	283,860	37,685,254
		$ 91,896,428
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(1)	460,424	$ 47,759,781
		$ 47,759,781
Life Sciences Tools & Services — 3.6%
Thermo Fisher Scientific, Inc.	44,898	$ 25,877,860
Waters Corp.(1)	91,336	28,280,366
		$ 54,158,226
Machinery — 3.6%
PACCAR, Inc.	319,750	$ 23,405,700
Westinghouse Air Brake Technologies Corp.	312,918	31,623,493
		$ 55,029,193
Metals & Mining — 0.6%
Alcoa Corp.	198,170	$ 8,434,115
		$ 8,434,115
Multi-Utilities — 1.9%
CMS Energy Corp.	248,772	$ 15,269,626
Sempra Energy	87,220	13,184,175
		$ 28,453,801
Office REITs — 0.6%
Boston Properties, Inc.	155,415	$ 8,411,060
		$ 8,411,060
Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	256,364	$ 41,828,350
ConocoPhillips	324,658	32,209,320
EOG Resources, Inc.	183,354	21,017,869
		$ 95,055,539
Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	435,838	$ 30,207,932
Novo Nordisk A/S ADR	108,179	17,215,606
Royalty Pharma PLC, Class A	326,661	11,769,596
Sanofi	285,291	30,948,001
Zoetis, Inc.	148,191	24,664,910
		$ 114,806,045
Residential REITs — 3.2%
Invitation Homes, Inc.	659,536	$ 20,597,309
Mid-America Apartment Communities, Inc.	183,822	27,764,475
		$ 48,361,784
Semiconductors & Semiconductor Equipment — 3.9%
Micron Technology, Inc.	554,828	$ 33,478,321
Texas Instruments, Inc.	135,760	25,252,718
		$ 58,731,039
Software — 1.6%
VMware, Inc., Class A(1)	190,896	$ 23,833,366
		$ 23,833,366
Specialty Retail — 1.0%
Lithia Motors, Inc.	67,223	$ 15,389,361
		$ 15,389,361
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)	107,392	$ 15,554,657
		$ 15,554,657
Total Common Stocks (identified cost $1,302,207,431)		$1,481,449,652

Eaton Vance
Large-Cap Value Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	47,622,811	$ 47,622,811
Total Short-Term Investments (identified cost $47,622,811)		$ 47,622,811
Total Investments — 100.9% (identified cost $1,349,830,242)		$1,529,072,463
Other Assets, Less Liabilities — (0.9)%		$ (13,906,289)
Net Assets — 100.0%		$1,515,166,174
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $18,130,887 and the total market value of the collateral received by the Fund was $18,557,023, comprised of U.S.government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $47,622,811, which represents 3.1% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,269,921	$98,582,247	$(63,229,357)	$ —	$ —	$47,622,811	$181,166	47,622,811
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Large-Cap Value Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 138,352,433	$ —	$ —	$ 138,352,433
Consumer Discretionary	34,256,660	—	—	34,256,660
Consumer Staples	129,859,329	—	—	129,859,329
Energy	116,768,267	—	—	116,768,267
Financials	242,005,034	—	—	242,005,034
Health Care	255,010,848	30,948,001	—	285,958,849
Industrials	174,985,666	—	—	174,985,666
Information Technology	110,567,234	—	—	110,567,234
Materials	75,939,506	—	—	75,939,506
Real Estate	92,275,005	—	—	92,275,005
Utilities	80,481,669	—	—	80,481,669
Total Common Stocks	$1,450,501,651	$30,948,001*	$ —	$1,481,449,652
Short-Term Investments	$ 47,622,811	$ —	$ —	$ 47,622,811
Total Investments	$1,498,124,462	$30,948,001	$ —	$1,529,072,463
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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